Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2017	2018

Assets

Current assets:
Cash and cash equivalents	$174	$259
Prepaid expenses and other current assets	30	58
Amounts due from subsidiaries	29,621	26,996
Total current assets	29,825	27,313
Investments in subsidiaries	48,083	55,669
Total assets	$77,908	$82,982

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,588	$1,590
Other accrued liabilities	119	113
Total current liabilities	1,707	1,703
Total shareholders’ equity	76,201	81,279
Total liabilities and shareholders’ equity	$77,908	$82,982

Condensed Income Statement

Statements of comprehensive income (loss)

	Year ended March 31,
	2016	2017	2018
Equity in (loss) earnings of subsidiaries	$(3,426)	$3,211	$7,586
Operating expenses	1,508	1,835	1,396
(Loss) income before income taxes	(4,934)	1,376	6,190
Income taxes	—	—	—
Net (loss) income	(4,934)	1,376	6,190
Share of other comprehensive income (loss) of subsidiaries	(73)	11	—
Total comprehensive (loss) income	$(5,007)	$1,387	$6,190

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2016	2017	2018
Cash flows from operating activities
Net (loss) income	$(4,934)	$1,376	$6,190
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries	3,426	(3,211)	(7,586)
Depreciation	39	17	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	46	(28)
Amounts due from subsidiaries	2,171	3,841	2,625
Accrued payroll and employee benefits	(89)	362	2
Other accrued liabilities	(2)	5	(6)
Net cash provided by operating activities	611	2,436	1,197

Cash flows from financing activities
Dividends paid	(1,686)	(2,248)	(1,112)
Repurchase of common stock	—	(308)	—
Net cash used in financing activities	(1,686)	(2,556)	(1,112)

Net (decrease) increase in cash and cash equivalents	(1,075)	(120)	85
Cash and cash equivalents, beginning of year	1,369	294	174
Cash and cash equivalents, end of year	$294	$174	$259